BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

COMMON STOCKS - 87.1%	Shares	Value
Communications - 8.5%
Entertainment Content - 0.2%
Walt Disney Company (The)	2,959	$ 307,470

Internet Media & Services - 6.3%
Alphabet, Inc. - Class A (a)	16,978	2,928,705
Alphabet, Inc. - Class C (a)	14,330	2,492,847
Booking Holdings, Inc.	121	456,938
Meta Platforms, Inc. - Class A	5,832	2,722,553
Netflix, Inc. (a)	1,341	860,412
		9,461,455
Publishing & Broadcasting - 0.1%
TKO Group Holdings, Inc.	1,287	140,373

Telecommunications - 1.9%
AT&T, Inc.	24,764	451,200
Deutsche Telekom AG - ADR	30,396	738,623
SoftBank Group Corporation - ADR	25,747	744,603
T-Mobile US, Inc.	1,959	342,746
Verizon Communications, Inc.	15,991	658,030
		2,935,202
Consumer Discretionary - 7.0%
Apparel & Textile Products - 1.0%
Deckers Outdoor Corporation (a)	807	882,793
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,105	338,358
Skechers USA, Inc. - Class A (a)	3,400	242,828
		1,463,979
Automotive - 0.6%
General Motors Company	4,143	186,394
Mercedes-Benz Group AG - ADR	20,311	366,309
Toyota Motor Corporation - ADR	1,687	366,939
		919,642
E-Commerce Discretionary - 3.1%
Amazon.com, Inc. (a)	26,767	4,722,769

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Consumer Discretionary - 7.0% (Continued)
Home & Office Products - 0.1%
Tempur Sealy International, Inc.	2,945	$ 151,255

Home Construction - 0.9%
Green Brick Partners, Inc. (a)	1,046	57,112
KB Home	2,177	153,696
M/I Homes, Inc. (a)	1,560	194,875
Meritage Homes Corporation	1,278	225,375
Taylor Morrison Home Corporation (a)	3,235	187,080
Toll Brothers, Inc.	3,115	378,909
Tri Pointe Homes, Inc. (a)	3,590	139,041
		1,336,088
Leisure Facilities & Services - 0.2%
Bloomin' Brands, Inc.	2,193	47,807
Madison Square Garden Sports Corporation (a)	515	95,095
Texas Roadhouse, Inc.	1,204	207,895
		350,797
Retail - Discretionary - 1.1%
Abercrombie & Fitch Company - Class A (a)	1,210	209,173
Asbury Automotive Group, Inc. (a)	399	93,793
Dick's Sporting Goods, Inc.	1,406	320,062
GMS, Inc. (a)	908	85,315
Group 1 Automotive, Inc.	391	121,593
Home Depot, Inc. (The)	1,962	657,015
Lowe's Companies, Inc.	1,034	228,814
		1,715,765
Consumer Staples - 6.2%
Beverages - 1.7%
Anheuser-Busch InBev S.A./N.V. - ADR	11,581	730,414
Celsius Holdings, Inc. (a)	2,260	180,755
Coca-Cola Company (The)	13,763	866,105
PepsiCo, Inc.	4,937	853,607
		2,630,881
Food - 0.2%
BellRing Brands, Inc. (a)	3,213	186,900

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Consumer Staples - 6.2% (Continued)
Food - 0.2% (Continued)
Ingredion, Inc.	1,445	$ 169,903
		356,803
Household Products - 2.0%
Colgate-Palmolive Company	2,568	238,721
L'Oreal S.A. - ADR	7,508	739,763
Procter & Gamble Company (The)	7,565	1,244,745
Unilever plc - ADR	13,362	731,570
		2,954,799
Retail - Consumer Staples - 1.6%
Casey's General Stores, Inc.	732	242,863
Costco Wholesale Corporation	1,262	1,022,081
Sprouts Farmers Market, Inc. (a)	1,821	143,823
Target Corporation	703	109,780
Walmart, Inc.	12,522	823,447
		2,341,994
Tobacco & Cannabis - 0.5%
Altria Group, Inc.	5,614	259,648
Philip Morris International, Inc.	5,267	533,968
		793,616
Wholesale - Consumer Staples - 0.2%
US Foods Holding Corporation (a)	4,567	241,275

Energy - 3.9%
Oil & Gas Producers - 3.6%
BP plc - ADR	9,779	367,397
Chevron Corporation	6,233	1,011,616
ConocoPhillips	2,233	260,100
Enbridge, Inc.	20,196	738,770
Exxon Mobil Corporation	12,936	1,516,875
Shell plc - ADR	10,628	773,506
TotalEnergies SE - ADR	10,393	759,936
		5,428,200
Oil & Gas Services & Equipment - 0.2%
ChampionX Corporation	2,804	91,467
Helix Energy Solutions Group, Inc. (a)	7,681	88,408

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Energy - 3.9% (Continued)
Oil & Gas Services & Equipment - 0.2% (Continued)
Oceaneering International, Inc. (a)	3,893	$ 92,186
Valaris Ltd. (a)	1,389	107,509
		379,570
Renewable Energy - 0.1%
EnerSys	1,242	133,937

Financials - 11.6%
Asset Management - 1.0%
BlackRock, Inc.	511	394,507
Brookfield Corporation	16,875	733,894
Charles Schwab Corporation (The)	5,095	373,362
		1,501,763
Banking - 5.4%
Bank of America Corporation	20,861	834,231
Bank of Nova Scotia (The)	15,320	725,096
BNP Paribas S.A. - ADR	20,024	738,085
Citigroup, Inc.	6,225	387,880
Commonwealth Bank of Australia - ADR	9,150	730,993
HSBC Holdings plc - ADR	16,300	727,795
JPMorgan Chase & Company	8,804	1,783,955
Mitsubishi UFJ Financial Group, Inc. - ADR	66,924	712,071
Royal Bank of Canada	7,119	777,893
US Bancorp	3,023	122,583
Wells Fargo & Company	11,019	660,258
		8,200,840
Institutional Financial Services - 1.3%
Bank of New York Mellon Corporation (The)	2,769	165,060
Evercore, Inc. - Class A	681	138,202
Goldman Sachs Group, Inc. (The)	1,141	520,889
Hong Kong Exchanges and Clearing Ltd. - ADR	10,571	358,040
Interactive Brokers Group, Inc. - Class A	2,597	326,495
Morgan Stanley	4,487	439,008
		1,947,694
Insurance - 3.4%
AIA Group Ltd. - ADR	11,645	362,858

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Financials - 11.6% (Continued)
Insurance - 3.4% (Continued)
Allianz SE - ADR	24,737	$ 719,352
American International Group, Inc.	2,085	164,340
Berkshire Hathaway, Inc. - Class B (a)	5,782	2,396,061
Kinsale Capital Group, Inc.	312	119,689
MetLife, Inc.	2,006	145,174
Old Republic International Corporation	5,728	182,036
Primerica, Inc.	1,673	377,914
Radian Group, Inc.	3,472	108,465
RenaissanceRe Holdings Ltd.	1,220	277,989
RLI Corporation	749	109,339
Unum Group	5,075	273,340
		5,236,557
Specialty Finance - 0.5%
American Express Company	1,644	394,560
Capital One Financial Corporation	1,318	181,397
Enova International, Inc. (a)	937	57,766
FirstCash Holdings, Inc.	835	98,463
		732,186
Health Care - 6.8%
Biotech & Pharma - 4.8%
AbbVie, Inc.	3,273	527,739
Amgen, Inc.	1,891	578,362
AstraZeneca plc - ADR	9,292	724,962
CSL Ltd. - ADR	7,787	733,925
Eli Lilly & Company	2,142	1,757,168
Merck & Company, Inc.	8,486	1,065,332
Novartis AG - ADR	7,068	728,923
Novo Nordisk A/S - ADR	5,700	771,096
Pfizer, Inc.	10,566	302,822
		7,190,329
Health Care Facilities & Services - 0.9%
Encompass Health Corporation	2,025	174,940
Ensign Group, Inc. (The)	1,119	135,667
RadNet, Inc. (a)	1,809	106,080

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Health Care - 6.8% (Continued)
Health Care Facilities & Services - 0.9% (Continued)
UnitedHealth Group, Inc.	1,820	$ 901,573
		1,318,260
Medical Equipment & Devices - 1.1%
Danaher Corporation	2,355	604,764
Glaukos Corporation (a)	1,073	120,949
Haemonetics Corporation (a)	1,119	94,085
Merit Medical Systems, Inc. (a)	1,379	111,906
Solventum Corporation (a)	247	14,657
Thermo Fisher Scientific, Inc.	1,367	776,429
		1,722,790
Industrials - 9.2%
Aerospace & Defense - 1.5%
AAR Corporation (a)	844	59,916
Airbus SE - ADR	16,850	715,956
Curtiss-Wright Corporation	957	270,659
General Dynamics Corporation	915	274,290
Lockheed Martin Corporation	847	398,378
Moog, Inc. - Class A	558	94,542
RTX Corporation	4,603	496,249
		2,309,990
Commercial Support Services - 0.8%
Clean Harbors, Inc. (a)	1,631	353,258
Recruit Holdings Company Ltd. - ADR	83,870	846,249
		1,199,507
Diversified Industrials - 1.5%
3M Company	2,383	238,634
Emerson Electric Company	1,585	177,774
General Electric Company	3,108	513,255
Honeywell International, Inc.	2,396	484,447
ITT, Inc.	1,664	221,112
Siemens AG - ADR	7,368	711,233
		2,346,455
Electrical Equipment - 1.7%
AAON, Inc.	2,101	157,680
Advanced Energy Industries, Inc.	985	105,819

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Electrical Equipment - 1.7% (Continued)
Badger Meter, Inc.	1,057	$ 203,959
Belden, Inc.	1,103	105,546
GE Vernova, Inc. (a)	777	136,674
Lennox International, Inc.	855	429,723
nVent Electric plc	4,188	340,819
Schneider Electric SE - ADR	15,735	784,547
SPX Technologies, Inc. (a)	971	135,377
Watts Water Technologies, Inc. - Class A	626	124,655
		2,524,799
Engineering & Construction - 0.7%
AECOM	1,578	137,823
Arcosa, Inc.	1,352	118,854
EMCOR Group, Inc.	1,446	562,002
Installed Building Products, Inc.	466	98,718
MasTec, Inc. (a)	1,113	124,934
		1,042,331
Industrial Intermediate Products - 0.2%
EnPro, Inc.	621	95,174
Standex International Corporation	331	55,678
Timken Company (The)	1,494	129,814
		280,666
Industrial Support Services - 0.4%
Applied Industrial Technologies, Inc.	1,090	210,370
Watsco, Inc.	756	359,024
		569,394
Machinery - 1.1%
Caterpillar, Inc.	1,524	515,905
Crane Company	1,237	184,412
Crane NXT Company	1,890	119,486
Deere & Company	491	184,007
ESAB Corporation	1,581	162,558
Federal Signal Corporation	1,811	166,648
Lincoln Electric Holdings, Inc.	1,137	223,261
Terex Corporation	2,506	149,533
		1,705,810

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Transportation & Logistics - 1.3%
Canadian National Railway Company	5,339	$ 679,815
Canadian Pacific Kansas City Ltd.	4,656	369,500
Dorian LPG Ltd.	1,752	88,669
FedEx Corporation	421	106,917
Ryder System, Inc.	868	105,436
Saia, Inc. (a)	482	197,369
Union Pacific Corporation	1,150	267,743
XPO, Inc. (a)	1,698	181,652
		1,997,101
Materials - 2.8%
Chemicals - 0.9%
BASF SE - ADR	27,800	364,736
Dow, Inc.	2,218	127,823
Linde plc	1,645	716,431
Westlake Corporation	709	113,837
		1,322,827
Construction Materials - 0.5%
Eagle Materials, Inc.	828	192,419
Owens Corning	2,549	461,547
Simpson Manufacturing Company, Inc.	657	109,010
		762,976
Forestry, Paper & Wood Products - 0.1%
Boise Cascade Company	1,251	171,750

Metals & Mining - 0.8%
BHP Group Ltd. - ADR	6,050	360,156
Rio Tinto plc - ADR	10,296	721,750
Warrior Met Coal, Inc.	1,853	126,801
		1,208,707
Steel - 0.5%
ATI, Inc. (a)	4,296	263,517
Carpenter Technology Corporation	853	94,572
Commercial Metals Company	2,542	143,165
Reliance, Inc.	1,057	317,924
		819,178

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Real Estate - 4.6%
Real Estate Owners & Developers - 0.0% (b)
St. Joe Company (The)	1,028	$ 58,185

REITs - 4.6%
American Homes 4 Rent - Class A	6,520	234,981
AvalonBay Communities, Inc.	3,044	586,518
Digital Realty Trust, Inc.	6,231	905,614
Equinix, Inc.	1,452	1,107,847
Equity Residential	7,310	475,369
Essex Property Trust, Inc.	1,400	363,706
Extra Space Storage, Inc.	5,151	745,710
Host Hotels & Resorts, Inc.	7,722	138,533
Invitation Homes, Inc.	12,180	423,742
Lamar Advertising Company - Class A	1,648	194,645
Mid-America Apartment Communities, Inc.	1,269	169,678
Simon Property Group, Inc.	1,113	168,408
UDR, Inc.	6,687	258,252
Welltower, Inc.	11,500	1,192,205
		6,965,208
Technology - 24.8%
Semiconductors - 6.8%
Advanced Micro Devices, Inc. (a)	4,658	777,420
ASML Holding N.V.	839	805,734
Broadcom, Inc.	1,702	2,261,192
NVIDIA Corporation	4,766	5,225,109
QUALCOMM, Inc.	3,284	670,100
Texas Instruments, Inc.	3,051	594,975
		10,334,530
Software - 8.6%
CommVault Systems, Inc. (a)	878	94,460
Microsoft Corporation	26,546	11,020,041
Oracle Corporation	5,195	608,802
Salesforce, Inc.	1,705	399,720
SAP SE - ADR	3,632	662,622
SPS Commerce, Inc. (a)	1,193	224,391
		13,010,036

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Technology - 24.8% (Continued)
Technology Hardware - 7.6%
Apple, Inc.	49,838	$ 9,581,356
Nintendo Company Ltd. - ADR	54,343	737,978
Super Micro Computer, Inc. (a)	1,399	1,097,529
		11,416,863
Technology Services - 1.8%
Insight Enterprises, Inc. (a)	1,150	224,825
International Business Machines Corporation	1,544	257,616
Mastercard, Inc. - Class A	1,395	623,663
Science Applications International Corporation	1,464	197,128
Visa, Inc. - Class A	5,380	1,465,835
		2,769,067
Utilities - 1.7%
Electric Utilities - 1.7%
Duke Energy Corporation	2,781	288,028
Enel S.p.A. - ADR	101,294	732,356
Iberdrola S.A. - ADR	14,108	745,185
NextEra Energy, Inc.	5,920	473,718
Southern Company (The)	4,139	331,699
		2,570,986

Total Common Stocks (Cost $107,910,198)		$ 132,002,655

EXCHANGE-TRADED FUNDS - 12.1%	Shares	Value
ClearShares Ultra-Short Maturity ETF	20,000	$ 2,002,400
Global X MSCI Greece ETF	3,850	158,504
iShares China Large-Cap ETF	85,414	2,274,575
iShares Gold Trust (a)	71,732	3,155,491
iShares MSCI Chile ETF	15,539	438,666
iShares MSCI China ETF	51,919	2,275,090
iShares MSCI India ETF	60,624	3,213,678
iShares MSCI Malaysia ETF	2,614	60,044
iShares MSCI Mexico ETF	9,960	646,404
iShares MSCI Saudi Arabia ETF	3,761	150,854
iShares MSCI South Africa ETF	2,589	105,087

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 12.1% (Continued)	Shares	Value
iShares MSCI South Korea ETF	40,404	$ 2,512,321
iShares MSCI Taiwan ETF	19,095	960,860
iShares MSCI Turkey ETF	9,307	393,500
Total Exchange-Traded Funds (Cost $16,887,329)		$ 18,347,474

MONEY MARKET FUNDS - 0.6%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 5.19% (c)	144,328	$ 144,328
First American Government Obligations Fund - Class X, 5.24% (c)	780,512	780,512
Total Money Market Funds (Cost $924,840)		$ 924,840

Investments at Value - 99.8% (Cost $125,722,367)		$ 151,274,969

Other Assets in Excess of Liabilities - 0.2%		315,664

Net Assets - 100.0%		$ 151,590,633

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of May 31, 2024.

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
S.p.A.	- Societa per azioni